THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON
      MAY 13, 2005 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT WILL EXPIRE ON MAY 15, 2006, BUT FOR WHICH
                       THE TRANSACTION HAS BEEN COMPLETED.

                                    FORM 13F

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE
          Report for the Calendar Year or Quarter Ended: March 31, 2005
                Check here if Amendment [X]; Amendment Number: 4
                        This Amendment (Check only one):
                          [ ] is a restatement
                          [X] adds new holding entries

Institutional Investment Manager Filing this Report:

Name:    Stark Onshore Management, LLC
Address: 3600 South Lake Drive
         St. Francis, Wisconsin 53235-3716

Form 13F File Number:      28-11006

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Daniel J. McNally
Title:   General Counsel
Phone:   (414) 294-7000

Signature, Place and Date of Signing:

/s/  Daniel J. McNally         St. Francis, Wisconsin       February 15, 2006
----------------------         ----------------------       -----------------
     (Signature)                    (City, State)                 (Date)

Report Type (Check only one):

[X] 13F HOLDINGS REPORT: (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE: (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT: (Check here if a portion of the holding for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     2

Form 13F Information Table Value Total:     $56,121 (thousands)

List of Other Included Managers:            None

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                                                  FORM 13F INFORMATION TABLE
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     Column 1     Column 2    Column 3   Column 4             Column 5           Column 6     Column 7            Column 8
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                                                                                                              Voting Authority
                  Title of                 Value      Shrs or     SH/    Put/   Investment     Other     -------- ---------- -------
                    Class      CUSIP     (X$1000)     Prn Amt     PRN    Call   Discretion    Managers    Sole     Shared     None
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MCI
Communications
Corp              Common     552691107    $52,386    2,103,850    SH               Sole                    X
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MCI
Communications
Corp              Option     552691907     $3,735      150,000           Call      Sole                    X
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